UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report  for  the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890


13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Slavko Negulic
Title:  Chief Financial Officer
Phone:  (203) 254-4500


Signature, Place and Date of Signing:

/s/ Slavko Negulic            Southport, Connecticut          August 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            2

Form 13F Information Table Entry Total:      111

Form 13F Information Table Value Total:  $1,046,862
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.            028-13236                  Southport Energy Plus Partners LP

2.            028-13524                  Southport Energy Plus Master Fund, L.P.

                                                    FORM 13F INFORMATION TABLE
                                                          June 30, 2010



COLUMN 1                        COLUMN 2  COLUMN 3       COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE                      VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION MANAGERS   SOLE     SHARED  NONE
A123 SYS INC                   COM              03739T108    1300      137,900 SH           SOLE                137900     0     0
ACTIVE POWER INC               COM              00504W100    1806    2,315,300 SH           SOLE               2315300     0     0
ACTIVE POWER INC               COM              00504W100    1776    2,276,168 SH           SOLE               2276168     0     0
ACTIVE POWER INC               COM              00504W100    1553    1,991,491 SH           SOLE               1991491     0     0
ADA ES INC                     COM              005208103     481       90,519 SH           SOLE                 90519     0     0
ALPHA NATURAL RESOURCES INC    COM              02076X102    7512      221,800 SH           SOLE                221800     0     0
ALPHA NATURAL RESOURCES INC    COM              02076X102    7387      218,100 SH           SOLE                218100     0     0
BALLARD PWR SYS INC NEW        COM              058586108      92       58,800 SH           SOLE                 58800     0     0
BP  PLC                        SPONSORED ADR    055622104    7281      252,100     CALL     SOLE                252100     0     0
BP  PLC                        SPONSORED ADR    055622104    7159      247,900     CALL     SOLE                247900     0     0
CAMERON INTERNATIONAL CORP     COM              13342B105    8465      260,300 SH           SOLE                260300     0     0
CAMERON INTERNATIONAL CORP     COM              13342B105   18670      574,100 SH           SOLE                574100     0     0
CANADIAN NAT RES LTD           COM              136385101   15741      473,700 SH           SOLE                473700     0     0
CANADIAN NAT RES LTD           COM              136385101   15475      465,700 SH           SOLE                465700     0     0
CANADIAN SOLAR INC             COM              136635109     293       30,000 SH           SOLE                 30000     0     0
CAPSTONE TURBINE CORP          COM              14067D102     767      782,814 SH           SOLE                782814     0     0
CMS ENERGY CORP                COM              125896100     230       15,700 SH           SOLE                 15700     0     0
CMS ENERGY CORP                COM              125896100     229       15,600 SH           SOLE                 15600     0     0
DARLING INTL INC               COM              237266101    1103      146,910 SH           SOLE                146910     0     0
DENBURY RES INC                COM NEW          247916208     167       11,400 SH           SOLE                 11400     0     0
DENBURY RES INC                COM NEW          247916208     164       11,200 SH           SOLE                 11200     0     0
DEVON ENERGY CORP NEW          COM              25179M103   29260      480,300 SH           SOLE                480300     0     0
DEVON ENERGY CORP NEW          COM              25179M103   28766      472,200 SH           SOLE                472200     0     0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102    7836      126,000 SH           SOLE                126000     0     0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102    7712      124,000 SH           SOLE                124000     0     0
DIGI INTL INC                  COM              253798102     569       68,750 SH           SOLE                 68750     0     0
ENERGYSOLUTIONS INC            COM              292756202   13362    2,625,193 SH           SOLE               2625193     0     0
ENERGYSOLUTIONS INC            COM              292756202   13137    2,580,900 SH           SOLE               2580900     0     0
ENERGYSOLUTIONS INC            COM              292756202    1971      387,167 SH           SOLE                387167     0     0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    1253       79,400 SH           SOLE                 79400     0     0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    1231       78,000 SH           SOLE                 78000     0     0
EOG RES INC                    COM              26875P101   11116      113,000 SH           SOLE                113000     0     0
EOG RES INC                    COM              26875P101   10929      111,100 SH           SOLE                111100     0     0
EXCO RESOURCES INC             COM              269279402   12689      868,500 SH           SOLE                868500     0     0
EXCO RESOURCES INC             COM              269279402   12474      853,800 SH           SOLE                853800     0     0
EXXON MOBIL CORP               COM              30231G102    8244      144,455 SH           SOLE                144455     0     0
EXXON MOBIL CORP               COM              30231G102    8102      141,960 SH           SOLE                141960     0     0
FIRST SOLAR INC                COM              336433107     672        5,900 SH           SOLE                  5900     0     0
FOREST OIL CORP                COM PAR $0.01    346091705   19571      715,300 SH           SOLE                715300     0     0
FOREST OIL CORP                COM PAR $0.01    346091705   19245      703,400 SH           SOLE                703400     0     0
FUELCELL ENERGY INC            COM              35952H106    1033      875,811 SH           SOLE                875811     0     0
FUELCELL ENERGY INC            COM              35952H106    1016      861,188 SH           SOLE                861188     0     0
GREEN PLAINS RENEWABLE ENERG   COM              393222104     231       22,600 SH           SOLE                 22600     0     0
GT SOLAR INTL INC              COM              3623E0209    1958      349,600 SH           SOLE                349600     0     0
GT SOLAR INTL INC              COM              3623E0209    1925      343,800 SH           SOLE                343800     0     0
GT SOLAR INTL INC              COM              3623E0209     442       78,943 SH           SOLE                 78943     0     0
HALLIBURTON CO                 COM              406216101   27189    1,107,500 SH           SOLE               1107500     0     0
HALLIBURTON CO                 COM              406216101   26732    1,088,900 SH           SOLE               1088900     0     0
HEADWATERS INC                 COM              42210P102      40       14,100 SH           SOLE                 14100     0     0
HEADWATERS INC                 COM              42210P102      39       13,900 SH           SOLE                 13900     0     0
HEADWATERS INC                 COM              42210P102     777      273,433 SH           SOLE                273433     0     0
HESS CORP                      COM              42809H107   16084      319,500 SH           SOLE                319500     0     0
HESS CORP                      COM              42809H107   15807      314,000 SH           SOLE                314000     0     0
INTERNATIONAL RECTIFIER CORP   COM              460254105    1074       57,716 SH           SOLE                 57716     0     0
MCDERMOTT INTL INC             COM              580037109   12247      565,406 SH           SOLE                565406     0     0
MCDERMOTT INTL INC             COM              580037109   12042      555,940 SH           SOLE                555940     0     0
MEMC ELECTR MATLS INC          COM              552715104   11178    1,131,370 SH           SOLE               1131370     0     0
MEMC ELECTR MATLS INC          COM              552715104   10989    1,112,254 SH           SOLE               1112254     0     0
MEMC ELECTR MATLS INC          COM              552715104    1976      200,000     CALL     SOLE                200000     0     0
MURPHY OIL CORP                COM              626717102    3558       71,800 SH           SOLE                 71800     0     0
MURPHY OIL CORP                COM              626717102    3498       70,600 SH           SOLE                 70600     0     0
NEXXUS LIGHTING INC            COM              65338E105      46       20,454 SH           SOLE                 20454     0     0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103   11978      387,500 SH           SOLE                387500     0     0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103   11780      381,100 SH           SOLE                381100     0     0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106    9615      101,600 SH           SOLE                101600     0     0
PETROHAWK ENERGY CORP          COM              716495106   18903    1,113,900 SH           SOLE               1113900     0     0
PETROHAWK ENERGY CORP          COM              716495106   18584    1,095,100 SH           SOLE               1095100     0     0
PLAINS EXPL& PRODTN CO         COM              726505100   27248    1,322,100 SH           SOLE               1322100     0     0
PLAINS EXPL& PRODTN CO         COM              726505100   26787    1,299,700 SH           SOLE               1299700     0     0
POWERSHARES ETF TRUST          WNDRHLL CLN EN   73935X500    2325      281,535 SH           SOLE                281535     0     0
POWERSHARES ETF TRUST          WNDRHLL CLN EN   73935X500     159       19,300     PUT      SOLE                 19300     0     0
PRIDE INTL INC DEL             COM              74153Q102   17244      771,900 SH           SOLE                771900     0     0
PRIDE INTL INC DEL             COM              74153Q102   16954      758,900 SH           SOLE                758900     0     0
ROCKWOOD HLDGS INC             COM              774415103    1441       63,500 SH           SOLE                 63500     0     0
SANDRIDGE ENERGY INC           COM              80007P307   12158    2,085,500 SH           SOLE               2085500     0     0
SANDRIDGE ENERGY INC           COM              80007P307   11954    2,050,400 SH           SOLE               2050400     0     0
SCHLUMBERGER LTD               COM              806857108   21981      397,200 SH           SOLE                397200     0     0
SCHLUMBERGER LTD               COM              806857108   21605      390,400 SH           SOLE                390400     0     0
SEMPRA ENERGY                  COM              816851109     625       13,360 SH           SOLE                 13360     0     0
SPDR GOLD TRUST                GOLD SHS         78463V107    2762       22,700 SH           SOLE                 22700     0     0
SPDR GOLD TRUST                GOLD SHS         78463V107    2713       22,300 SH           SOLE                 22300     0     0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103   72853      705,800 SH           SOLE                705800     0     0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103   71655      694,200 SH           SOLE                694200     0     0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103    8000       77,500 SH           SOLE                 77500     0     0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103    9290       90,000     PUT      SOLE                 90000     0     0
SUNCOR ENERGY INC NEW          COM              867224107   22292      757,200 SH           SOLE                757200     0     0
SUNCOR ENERGY INC NEW          COM              867224107   21918      744,500 SH           SOLE                744500     0     0
SUNPOWER CORP                  COM CL A         867652109   21727    1,795,600 SH           SOLE               1795600     0     0
SUNPOWER CORP                  COM CL A         867652109   21361    1,765,339 SH           SOLE               1765339     0     0
SUNPOWER CORP                  COM CL A         867652109    1296      107,100 SH           SOLE                107100     0     0
SUNPOWER CORP                  COM CL B         867652307    3170      293,500 SH           SOLE                293500     0     0
SUNPOWER CORP                  COM CL B         867652307    3116      288,500 SH           SOLE                288500     0     0
SUNPOWER CORP                  COM CL B         867652307    2014      186,481 SH           SOLE                186481     0     0
SUNPOWER CORP                  DBCV 4.750% 4/1  867652AC3    2617    3,282,000 PRN          SOLE               3282000     0     0
SUNPOWER CORP                  DBCV 4.750% 4/1  867652AC3    2001    2,509,000 PRN          SOLE               2509000     0     0
SUNPOWER CORP                  DBCV 4.750% 4/1  867652AC3     167      209,000 PRN          SOLE                209000     0     0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104    1522      166,000     PUT      SOLE                166000     0     0
TELVENT GIT SA                 SHS              E90215109    1164       69,720 SH           SOLE                 69720     0     0
TRANSOCEAN LTD                 REG SHS          H8817H100   13834      298,593 SH           SOLE                298593     0     0
TRANSOCEAN LTD                 REG SHS          H8817H100   13598      293,494 SH           SOLE                293494     0     0
TRANSOCEAN LTD                 REG SHS          H8817H100    9345      201,700     CALL     SOLE                201700     0     0
TRANSOCEAN LTD                 REG SHS          H8817H100    9187      198,300     CALL     SOLE                198300     0     0
TRINA SOLAR LIMITED            SPON ADR         89628E104     864       50,000 SH           SOLE                 50000     0     0
WALTER ENERGY INC              COM              93317Q105    4174       68,600 SH           SOLE                 68600     0     0
WALTER ENERGY INC              COM              93317Q105    4089       67,200 SH           SOLE                 67200     0     0
WEATHERFORD INTERNATIONAL LT   REG              H27013103    8370      637,000 SH           SOLE                637000     0     0
WEATHERFORD INTERNATIONAL LT   REG              H27013103    8230      626,300 SH           SOLE                626300     0     0
WEATHERFORD INTERNATIONAL LT   REG              H27013103    7950      605,000     CALL     SOLE                605000     0     0
WEATHERFORD INTL LTD COM STK   REG              H27013103    7818      595,000     CALL     SOLE                595000     0     0
WILLBROS GROUP INC DEL         COM              969203108     380       51,300 SH           SOLE                 51300     0     0
WILLBROS GROUP INC DEL         COM              969203108     373       50,400 SH           SOLE                 50400     0     0


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